RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

28.       RELATED PARTY TRANSACTIONS

All related party transactions are provided in the normal course of business and, unless otherwise noted, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Vector, a joint venture, contracts the services of Enbridge to operate the pipeline. Amounts for these services, which are charged at cost in accordance with service agreements were $6 million for the year ended December 31, 2013 (2012 - $6 million; 2011 - $6 million).

Certain wholly-owned subsidiaries within Gas Distribution and Gas Pipelines, Processing and Energy Services have transportation commitments with several joint venture affiliates that are accounted for using the equity method. Total amounts charged for transportation services for the year ended December 31, 2013 were $222 million (2012 - $127 million; 2011 - $106 million).

Additionally, certain wholly-owned subsidiaries within Gas Pipelines, Processing and Energy Services segment made natural gas purchases of $99 million (2012 - $15 million; 2011 - nil) and sales of $10 million (2012 - $7 million; 2011 - $5 million) with several joint venture affiliates during the year ended December 31, 2013.

LONG-TERM NOTE RECEIVABLE FROM AFFILIATE

Amounts receivable from affiliates include a series of loans to Vector totalling $181 million (2012 - $178 million), included in Deferred amounts and other assets, which require quarterly interest payments at annual interest rates ranging from 3% to 8%.